Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2013
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2013 and 2012 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of December 31, 2011	$13,718	$327	$24	$14,069
Earnings	409	13	1	423
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(13)	(13)
Net proceeds from life insurance claim	(147)	-	-	(147)
Balance as of December 31, 2012	14,036	354	12	14,402
Earnings	372	13	1	386
Premiums on existing policies	54	14	-	68
Annuity payments received	-	-	(8)	(8)
Balance as of December 31, 2013	$14,462	$381	$5	$14,848